                                 ING FUNDS TRUST

                        ING National Tax-Exempt Bond Fund

                        Supplement Dated January 3, 2005

             to the Class A, Class B, Class C and Class M Prospectus
                              dated August 1, 2004

Effective January 1, 2005, pursuant to a side agreement with ING Investments, LLC, ING National Tax-Exempt Bond Fund's investment adviser, the expense limits for ING National Tax-Exempt Bond Fund's Class A, Class B and Class C shares are lowered to 1.10%, 1.85%, and 1.85%, respectively. The Class A, Class B, Class C and Class M Prospectus is hereby revised as follows:

1. The information relating to ING National Tax-Exempt Bond Fund in the tables under the heading "Operating Expenses Paid Each Year by the Funds" on pages 18 and 19 of the Class A, Class B, Class C and Class M Prospectus is deleted and replaced with the following:

     Class A

                                            DISTRIBUTION                  TOTAL          WAIVERS,
                                            AND SERVICE                   FUND        REIMBURSEMENTS
                             MANAGEMENT       (12B-1)        OTHER      OPERATING          AND              NET
           FUND                 FEES            FEES       EXPENSES     EXPENSES      RECOUPMENTS(2)(3)    EXPENSES
           ----              ----------     ------------   --------     ---------     -----------------    --------
     ING National
     Tax-Exempt Bond         %     0.50         0.35        0.42(4)       1.27           (0.17)(7)          1.10

     Class B

                                            DISTRIBUTION                  TOTAL          WAIVERS,
                                            AND SERVICE                   FUND        REIMBURSEMENTS
                             MANAGEMENT       (12B-1)        OTHER      OPERATING          AND              NET
           FUND                 FEES            FEES       EXPENSES     EXPENSES      RECOUPMENTS(2)(3)    EXPENSES
           ----              ----------     ------------   --------     ---------     -----------------    --------
     ING National
     Tax-Exempt Bond         %     0.50         1.00       0.42o(4)       1.92           (0.07)(7)          1.85

     Class C

                                            DISTRIBUTION                  TOTAL          WAIVERS,
                                            AND SERVICE                   FUND        REIMBURSEMENTS
                             MANAGEMENT       (12B-1)        OTHER      OPERATING          AND              NET
           FUND                 FEES            FEES       EXPENSES     EXPENSES      RECOUPMENTS(2)(3)    EXPENSES
           ----              ----------     ------------   --------     ---------     -----------------    --------
     ING National
     Tax-Exempt Bond         %     0.50         1.00        0.42(4)       1.92           (0.07)(7)          1.85


2. The following sentence is added to the end of footnote 2 of the tables under the heading "Operating Expenses Paid Each Year by the Fund" on page 19 of the Class A, Class B, Class C and Class M Prospectus:

        In addition, effective January 1, 2005, pursuant to a side agreement, ING Investments, LLC, has lowered the expense limits for ING National Tax-Exempt Bond Fund to 1.10%, 1.85%, and 1.85% for Class A, Class B and Class C shares, respectively, through at least December 31, 2005. There is no guarantee that this side agreement will continue after that date. The side agreement will only renew if ING Investments, LLC elects to renew it. If after December 31, 2005, ING Investments, LLC elects not to renew the side agreement, the expense limits will revert to the limitations under ING National Tax-Exempt Bond Fund's expense limitation agreement of 1.15%, 1.90% and 1.90% for Class A, Class B and Class C shares, respectively. Any fees waived pursuant to the side agreement shall not be eligible for recoupment.

3. The information relating to ING National Tax-Exempt Bond Fund in the table under the heading "Examples" on pages 20 and 21 of the Class A, Class B, Class C and Class M Prospectus is deleted and replaced with the following:

     CLASS A

                    FUND                       1 YEAR       3 YEARS          5 YEARS        10 YEARS
                    ----                       ------       -------          -------        --------
     ING National Tax-Exempt Bond(1)           $  582         843             1,123           1,922

     CLASS B

                                      IF YOU SELL YOUR SHARES                       IF YOU DON'T SELL YOUR SHARES
               FUND            1 YEAR   3 YEARS     5 YEARS   10 YEARS         1 YEAR    3 YEARS     5 YEARS   10 YEARS
               ----            ------   -------     -------   --------         ------    -------     -------   --------
     ING National Tax-Exempt   $ 688       896       1,230      2,069           188         596       1,030     2,069
     Bond (1)

     CLASS C

                                      IF YOU SELL YOUR SHARES                       IF YOU DON'T SELL YOUR SHARES
               FUND            1 YEAR   3 YEARS     5 YEARS   10 YEARS          1 YEAR   3 YEARS     5 YEARS   10 YEARS
               ----            ------   -------     -------   --------         ------    -------     -------   --------
     ING National Tax-         $ 288       596       1,030      2,238            188        596       1,030     2,238
     Exempt Bond (1)

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ING FUNDS TRUST

                        ING National Tax-Exempt Bond Fund

                        Supplement Dated January 3, 2005

               to the Statement of Additional Information ("SAI")
                              dated August 1, 2004

Effective January 1, 2005, pursuant to a side agreement with ING Investments, LLC, ING National Tax-Exempt Bond Fund's investment adviser, the expense limits for ING National Tax-Exempt Bond Fund's Class A, Class B, and Class C shares are lowered to 1.10%, 1.85% and 1.85%, respectively. In addition, breakpoints are added to the Investment Advisory and Sub-Advisory fees. The SAI is hereby revised as follows:

1. The information relating to ING National Tax-Exempt Bond Fund in the table under the heading "Investment Adviser Fees" on pages 22 and 23 of the SAI is deleted and replaced with the following:

                   FUNDS           ANNUAL INVESTMENT MANAGEMENT FEE(1)
     National Tax-Exempt Bond      0.50% on the first $100 million of assets and
                                   0.40%  of assets in excess of $100 million.


2. The information relating to ING National Tax-Exempt Bond Fund in the table under the heading "Sub-Advisory Agreements" on page 24 of the SAI is deleted and replaced with the following:

                   FUND            ANNUAL SUB-ADVISORY FEE
     National Tax-Exempt Bond      0.225% on the first $100 million of the
                                   Fund's average daily net assets; and 0.18%
                                   of the Fund's average daily net assets in
                                   excess of $500 million.

3. The information relating to ING National Tax-Exempt Bond Fund in the table under the heading "Expense Limitation Agreement" on page 26 of the SAI is deleted and replaced with the following:

               FUND            CLASS A     CLASS B   CLASS C   CLASS I   CLASS M    CLASS O    CLASS Q    CLASS R
               ----            -------     -------   -------   -------   -------    -------    -------    -------
     National Tax-Exempt         1.10       1.85       1.85      N/A        N/A        N/A        N/A        N/A
     Bond Fund(2)

4. In addition, the following footnote is added to the table under the heading "Expense Limitation Agreement" on page 26 of the SAI:

        (2) Pursuant to a side agreement effective January 1, 2005, ING Investments, LLC has lowered the contractual expense limits for National Tax-Exempt Bond Fund through at least December 31, 2005. There is no guarantee that this side agreement will continue after that date. The side agreement will only renew if ING Investments, LLC elects to renew it. If after December 31, 2005, ING Investments elects not to renew the side agreement, the expense limits will revert to the limitations in the current expense limit agreement of 1.15%, 1.90% and 1.90% for Class A, Class B, and Class C shares, respectively. Any fees waived pursuant to the side agreement shall not be eligible for recoupment.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE